TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	$ 51,961	¥ 357,259	¥ 181,914
Customer advances and deposits	6,870	47,233	41,367
Allowance for doubtful accounts and inventory provision	1,087	7,476	11,298
Depreciation and amortization expense	5,862	40,305	39,892
Net operating losses carrying forward	104,701	719,878	806,782
Total deferred tax assets	170,481	1,172,151	1,081,253
Valuation allowance	(168,131)	(1,155,994)	(1,081,253)
Total deferred tax assets net of valuation allowance	2,350	16,157
Net tax operating losses	492,323	3,384,967
Deferred tax liabilities
Fair value changes on private equity investments	2,350	16,157
Long-lived assets arising from acquisition	3,688	25,356	31,688
Total deferred tax liabilities	6,038	41,513	¥ 31,688
Undistributed earnings from PRC subsidiaries as well as VIEs	$ 5,054	¥ 34,751